Rotable spare parts, furniture and equipment, net - Reconciliation of changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		$ 4,375,697	$ 2,525,008	$ 2,549,650
Additions		2,693,397	2,584,232	2,198,697
Disposals and transfers		(974,055)	(319,671)	(1,738,309)
Borrowing costs, net		115,242	83,115	10,507
Other movements		(243)	(696)	716
Depreciation		(427,756)	(496,291)	(496,253)
Balance at end of the year	$ 293,772	5,782,282	4,375,697	2,525,008
Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		6,655,478	4,309,387
Balance at end of the year		8,487,429	6,655,478	4,309,387
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(2,279,781)	(1,784,379)
Balance at end of the year		(2,705,147)	(2,279,781)	(1,784,379)
Aircraft parts and rotable spare parts
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		325,644	255,810	179,947
Additions		106,240	115,173	110,592
Disposals and transfers		(1,735)	(930)	(1,299)
Depreciation		(54,320)	(44,409)	(33,430)
Balance at end of the year		375,829	325,644	255,810
Aircraft parts and rotable spare parts | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		506,735	393,522
Balance at end of the year		609,232	506,735	393,522
Aircraft parts and rotable spare parts | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(181,091)	(137,712)
Balance at end of the year		(233,403)	(181,091)	(137,712)
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		305,278	321,688
Additions		260,131	385	323,025
Disposals and transfers		(260,131)
Depreciation		(16,785)	(16,795)	(1,337)
Balance at end of the year		288,493	305,278	321,688
Aircraft spare engines | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		323,410	323,025
Balance at end of the year		323,410	323,410	323,025
Aircraft spare engines | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(18,132)	(1,337)
Balance at end of the year		(34,917)	(18,132)	(1,337)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		25,168	35,013	18,202
Additions		689		2,218
Other movements		67	10,371	32,441
Depreciation		(10,689)	(20,216)	(17,848)
Balance at end of the year		15,235	25,168	35,013
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		131,503	120,886
Balance at end of the year		132,446	131,503	120,886
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(106,335)	(85,873)
Balance at end of the year		(117,211)	(106,335)	(85,873)
Standardization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		79,401	82,111	83,886
Additions		10,803	15,833	21,953
Depreciation		(13,729)	(18,543)	(23,728)
Balance at end of the year		76,475	79,401	82,111
Standardization | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		192,808	176,975
Balance at end of the year		203,611	192,808	176,975
Standardization | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(113,407)	(94,864)
Balance at end of the year		(127,136)	(113,407)	(94,864)
Computer equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		9,323	7,200	4,195
Additions		5,316	1,845	740
Other movements		9,123	4,087	4,814
Depreciation		(7,215)	(3,809)	(2,549)
Balance at end of the year		16,547	9,323	7,200
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		30,113	24,172
Balance at end of the year		44,563	30,113	24,172
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(20,790)	(16,972)
Balance at end of the year		(28,016)	(20,790)	(16,972)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		22,295	17,657	12,932
Additions		652	6,805	517
Disposals and transfers			(15)	(110)
Other movements		21,568	1,649	7,877
Depreciation		(6,209)	(3,801)	(3,559)
Balance at end of the year		38,306	22,295	17,657
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		44,749	36,310
Balance at end of the year		66,546	44,749	36,310
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(22,454)	(18,653)
Balance at end of the year		(28,240)	(22,454)	(18,653)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		6,254	6,928	9,033
Additions				1,467
Disposals and transfers				(1,626)
Other movements			620
Depreciation		(1,132)	(1,294)	(1,946)
Balance at end of the year		5,122	6,254	6,928
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		15,439	14,818
Balance at end of the year		15,438	15,439	14,818
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(9,185)	(7,890)
Balance at end of the year		(10,316)	(9,185)	(7,890)
Workshop tools
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		2,271	4,585	4,815
Additions		2,673		4,217
Other movements		281		25
Depreciation		(1,856)	(2,314)	(4,472)
Balance at end of the year		3,369	2,271	4,585
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		20,500	20,500
Balance at end of the year		23,454	20,500	20,500
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(18,229)	(15,915)
Balance at end of the year		(20,085)	(18,229)	(15,915)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		886	1,357	1,326
Additions				505
Disposals and transfers				(49)
Other movements		42		46
Depreciation		(482)	(471)	(471)
Balance at end of the year		446	886	1,357
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,587	5,703
Balance at end of the year		5,496	5,587	5,703
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(4,701)	(4,346)
Balance at end of the year		(5,050)	(4,701)	(4,346)
Communications equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,727	3,555	3,764
Additions		1,050		129
Other movements		26	1,968	493
Depreciation		(892)	(796)	(831)
Balance at end of the year		4,911	4,727	3,555
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		11,229	9,261
Balance at end of the year		12,305	11,229	9,261
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(6,502)	(5,706)
Balance at end of the year		(7,394)	(6,502)	(5,706)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,060	3,618	4,179
Additions		1,040	123	131
Disposals and transfers		(2)
Other movements		110	1,041
Depreciation		(727)	(722)	(692)
Balance at end of the year		4,481	4,060	3,618
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		8,405	7,240
Balance at end of the year		9,530	8,405	7,240
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(4,345)	(3,622)
Balance at end of the year		(5,049)	(4,345)	(3,622)
Service carts on board
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		382	758	1,453
Additions				36
Depreciation		(256)	(376)	(731)
Balance at end of the year		126	382	758
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,403	5,403
Balance at end of the year		5,403	5,403	5,403
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(5,021)	(4,645)
Balance at end of the year		(5,277)	(5,021)	(4,645)
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		2,783,303	1,206,330	1,583,835
Additions		1,485,643	1,707,805	1,345,081
Disposals and transfers		(712,098)	(213,947)	(1,733,093)
Borrowing costs, net		115,242	83,115	10,507
Balance at end of the year		3,672,090	2,783,303	1,206,330
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		2,783,303	1,206,330
Balance at end of the year		3,672,090	2,783,303	1,206,330
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		193,607	255,374	140,926
Additions		142,703	206,932	161,560
Disposals and transfers		(89)	(3,555)	(2,132)
Other movements		(193,483)	(265,144)	(44,980)
Balance at end of the year		142,738	193,607	255,374
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		193,607	255,374
Balance at end of the year		142,738	193,607	255,374
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		613,098	323,024	501,157
Additions		676,457	529,331	226,526
Disposals and transfers			(101,224)
Other movements		162,023	244,712
Depreciation		(313,464)	(382,745)	(404,659)
Balance at end of the year		1,138,114	613,098	323,024
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		2,382,687	1,709,868
Balance at end of the year		3,221,167	2,382,687	1,709,868
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(1,769,589)	(1,386,844)
Balance at end of the year		$ (2,083,053)	$ (1,769,589)	$ (1,386,844)